Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital management
Total liabilities	$ 832,881	$ 743,194
Less: cash and cash equivalents	257,504	218,148	$ 191,749	$ 221,581
Total liabilities less current assets	575,377	525,046
Equity attributable to owners of Himax Technologies, Inc.	$ 893,392	$ 890,061